Annual Operating Expenses {- Franklin Gold and Precious Metals Fund} - Franklin Gold and Precious Metals Fund-20 - Franklin Gold and Precious Metals Fund	Jan. 04, 2021
Class A
Operating Expenses:
Management fees	0.48%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.20%
Total annual Fund operating expenses	0.93%
Fee waiver and/or expense reimbursement	none	[1]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.93%	[1]
Class C
Operating Expenses:
Management fees	0.48%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.20%
Total annual Fund operating expenses	1.68%
Fee waiver and/or expense reimbursement	none	[1]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.68%	[1]
Class R6
Operating Expenses:
Management fees	0.48%
Distribution and service (12b-1) fees	none
Other expenses	0.24%
Total annual Fund operating expenses	0.72%
Fee waiver and/or expense reimbursement	(0.16%)	[1]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.56%	[1]
Advisor Class
Operating Expenses:
Management fees	0.48%
Distribution and service (12b-1) fees	none
Other expenses	0.20%
Total annual Fund operating expenses	0.68%
Fee waiver and/or expense reimbursement	none	[1]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.68%	[1]

[1]

1. The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares of the Fund so that transfer agency fees for the class do not exceed 0.03% until November 30, 2021. During its term, this fee waiver and expense reimbursement agreement may not be terminated or amended without approval of the board of trustees except to reflect the extension of termination dates or to lower the fee waiver and expense limitation.